Supplement to
The North Carolina Capital Management Trust:
Cash Portfolio (NCCTX)
Term Portfolio (XAOHX)
August 29, 2011
Prospectus and Statement of Additional Information

A special meeting of Term Portfolio's shareholders was held on October 27, 2011. Shareholders approved a change to Term Portfolio's fundamental concentration policy so that more than 25% of total assets will be invested in securities issued by the financial services industry. This change will take effect on November 1, 2011.

The following information supplements the information found under the heading "Principal Investment Strategies" in the "Fund Summary" section of the prospectus for Term Portfolio beginning on page 6.

  Investing more than 25% of total assets in the financial services industries.

The following information supplements the information found under the heading "Principal Investment Risks" in the "Fund Summary" section of the prospectus for Term Portfolio on page 7.

  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.

The following information supplements the information found under the heading "Principal Investment Strategies" in the "Investment Details" section of the prospectus for Term Portfolio on page 10.

FMR will invest more than 25% of the fund's total assets in the financial services industries.

The following information replaces similar information found under the heading "Concentration" in the "Investment Policies and Limitations" section of the Statement of Additional Information for Term Portfolio on page 5.

For Term Portfolio:

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund will invest more than 25% of its total assets in the financial services industry.

For purposes of the fund's concentration limitation discussed above, FMR deems the financial services industry to include the group of industries within the financial services sector.

For purposes of the fund's concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by FMR does not assign a classification.

NC-11-06 November 1, 2011
1.710543.123

Supplement to
The North Carolina Capital Management Trust:
Cash Portfolio (NCCTX)
Term Portfolio (XAOHX)
August 29, 2011
Prospectus

A special meeting of Term Portfolio's shareholders was held on October 27, 2011. Shareholders approved a change to Term Portfolio's fundamental concentration policy so that more than 25% of total assets will be invested in securities issued by the financial services industry. This change will take effect on November 1, 2011.

The following information supplements the information found under the heading "Principal Investment Strategies" in the "Fund Summary" section for Term Portfolio beginning on page 6.

  Investing more than 25% of total assets in the financial services industries.

The following information supplements the information found under the heading "Principal Investment Risks" in the "Fund Summary" section for Term Portfolio on page 7.

  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.

The following information supplements the information found under the heading "Principal Investment Strategies" in the "Investment Details" section for Term Portfolio on page 10.

FMR will invest more than 25% of the fund's total assets in the financial services industries.

NCX-11-04 November 1, 2011
1.923919.104

Supplement to the

Cash Portfolio (NCCTX) and Term Portfolio (XAOHX)
Funds of The North Carolina Capital Management Trust

STATEMENT OF ADDITIONAL INFORMATION

August 29, 2011

A special meeting of Term Portfolio's shareholders was held on October 27, 2011. Shareholders approved a change to Term Portfolio's fundamental concentration policy so that more than 25% of total assets will be invested in securities issued by the financial services industry. This change will take effect on November 1, 2011.

The following information replaces similar information under the heading "Concentration" in the "Investment Policies and Limitations" section for Term Portfolio on page 5.

For Term Portfolio:

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund will invest more than 25% of its total assets in the financial services industry.

For purposes of the fund's concentration limitation discussed above, FMR deems the financial services industry to include the group of industries within the financial services sector.

For purposes of the fund's concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by FMR does not assign a classification.

NCXB-11-03 November 1, 2011
1.923920.103